Prepayments, other receivables and other assets	6 Months Ended
Jun. 30, 2024
Prepayments, other receivables and other assets
Prepayments, other receivables and other assets

9.Prepayments, other receivables and other assets

	As of	As of
	December 31,	June 30,
	2023	2024
	RMB’000	RMB’000
Prepayments to charging stations	110,766	94,583
Prepayments for chargers procurement	55,983	75,520
Value-added tax deductible	59,011	51,650
Prepayment for rental, facility and utilities	57,681	45,457
Miscellaneous prepayments	7,136	10,906
Deposits	6,629	6,367
Amount due from related parties	27,703	1,861
Others	111,468	108,758
Total	436,377	395,102